COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

9. COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of the date of filing of this report, there were no pending or threatened lawsuits.

Operating Lease

As of September 30, 2023, we had no material operating leases requiring us to recognize an operating lease liability and corresponding right-of-use asset.

Effective February 1, 2022, the Company entered into an operating lease agreement with a term of 12 months. The lease agreement required a $500 security deposit and monthly lease payments of $500.

For the three months ended September 30, 2023 and 2022, the Company recognized total rental expense of $1,860 and $737, respectively. For the nine months ended September 30, 2023 and 2022, the Company recognized operating lease cost of $5,580 and $7,594, respectively.

Consulting Agreements

As further discussed in Note 9, we entered into an Independent Contractor Agreement with Rich Berliner, our Chief Executive Officer, for payment of monthly compensation of $20,000. The agreement has an initial term of six months, subject to automatic renewal for six months unless terminated by the Company or Mr. Berliner.

We have a written consulting agreement, dated May 31, 2013 and amended effective November 1, 2016, with William E. Beifuss, Jr., our President and Acting Chief Financial Officer, for the payment of monthly compensation of $10,000 per month. The agreement may be cancelled by either party with 30 days’ notice. Effective August 2023 the compensation for Mr. Beifuss was reduced to $5,000 per month.

12. COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of the date of filing of this report, there were no pending or threatened lawsuits.

Operating Lease

As of December 31, 2022, we had no material operating leases requiring us to recognize an operating lease liability and corresponding right-of-use asset.

Effective February 1, 2022, the Company entered into an operating lease agreement with a term of 12 months. The lease agreement required a $500 security deposit and monthly lease payments of $500.

For the years ended December 31, 2022 and 2021, the Company recognized total rental expense of $9,413 and $12,000, respectively.

Consulting Agreements

As further discussed in Note 11, we entered into a consulting agreement with Rich Berliner, our Chief Executive Officer, for payment of monthly compensation of $20,000. The consulting agreement has an initial term of six months, subject to automatic renewal for six months unless terminated by the Company or Mr. Berliner.

We have a written consulting agreement, dated May 31, 2013 and amended effective November 1, 2016, with William E. Beifuss, Jr., our President and Acting Chief Financial Officer, for the payment of monthly compensation of $10,000 per month. The agreement may be cancelled by either party with 30 days’ notice.